Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Outstanding stock options [Roll Forward]
Outstanding at beginning of period (in shares)	49,107,203
Granted (in shares)	9,015,933
Exercised (in shares)	(4,349,340)
Expired/Forfeited (in shares)	(4,739,950)
Outstanding at end of period (in shares)	49,033,846	49,107,203
Vested or expected to vest at end of period (in shares)	28,919,936
Exercisable at end of period (in shares)	19,154,555
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 34.75
Granted (in dollars per share)	$ 28.93
Exercised (in dollars per share)	$ 33.74
Expired/Forfeited (in dollars per share)	$ 35.44
Outstanding at end of period (in dollars per share)	$ 33.70	$ 34.75
Vested or expected to vest at end of period (in dollars per share)	$ 29.89
Exercisable at end of period (in dollars per share)	$ 39.63
Remaining Contractual Terms [Roll Forward]
Outstanding at beginning of period (in dollars per share)	6.03
Outstanding at end of period (in dollars per share)	6.04	6.03
Vested or expected to vest at end of period (in dollars per share)	7.75
Exercisable at end of period (in dollars per share)	3.32
Aggregate Intrinsic Value (Roll Forward]
Outstanding at beginning of period	$ 16,000,000
Outstanding at end of period	193,000,000	16,000,000
Vested or expected to vest at end of period	164,000,000
Exercisable at end of period	24,000,000
Intrinsic value for options exercised	33,000,000	29,000,000	6,000,000
Fair value of options vested	58,000,000	53,000,000	56,000,000
Cash received from the exercise of options	147,000,000	134,000,000
Related tax benefit realized	14,000,000	11,000,000
Option Pricing Model Assumptions [Abstract]
Risk-free interest rate (in hundredths)	2.12%	3.14%	3.47%
Average life of option (in years)	7.2	7.3	6.8
Volatility (in hundredths)	28.08%	28.01%	34.00%
Dividend yield (in hundredths)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value granted at market price (in dollars per share)	$ 8.12	$ 9.80	$ 9.14
Stock Purchase/Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	42,000,000
Shares available for future grants/issuances (in shares)	13,166,886
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Executive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	63,400,000
Shares available for future grants/issuances (in shares)	20,663,973
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Broad Based Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	15,000,000
Shares available for future grants/issuances (in shares)	7,833,423
Number of stores opened for shares to be granted	4,000
Number of stock options granted to each employee to purchase shares of stock (in shares)	100
Emloyees Stock Purchase Plan 1982 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	94,000,000
Shares available for future grants/issuances (in shares)	18,500,086
Percentage of the fair market value that the plan permits eligible employees to purchase common stock (in hundredths)	90.00%
Long-Term Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	10,000,000
Shares available for future grants/issuances (in shares)	5,682,185
Compensation expense related to the Plan	1,000,000	3,000,000	6,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	996,621
Granted (in shares)	840,101
Forfeited (in shares)	(17,054)
Vested (in shares)	0
Outstanding shares at end of period (in shares)	1,819,668	996,621
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 35.02
Granted (in dollars per share)	$ 28.30
Forfeited (in dollars per share)	$ 29.21
Vested (in dollars per share)	$ 0.00
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 31.83	$ 35.02
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options granted during fiscal 2011, 2010 and 2009 (in years)	three-year
Compensation expense related to the Plan	45,000,000	18,000,000	12,000,000
Years that compensation expense is recognized on a straight-line schedule for the performance shares (in years)	three-year
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,148,164
Granted (in shares)	1,005,255
Dividends (in shares)	37,510
Forfeited (in shares)	(191,137)
Vested (in shares)	(88,555)
Outstanding shares at end of period (in shares)	1,911,237	1,148,164
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 34.40
Granted (in dollars per share)	$ 33.13
Dividends (in dollars per share)	$ 38.16
Forfeited (in dollars per share)	$ 33.31
Vested (in dollars per share)	$ 32.76
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 33.94	$ 34.40
Weighted Average Price [Roll Forward]
Dividends (in dollars per share)	$ 38.16
Nonemployee Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The value of the annual stock grant made to directors prior to November 1, 2009	120,000
The value of the annual stock grant made to directors after November 1, 2009	$ 155,000
Number of shares each nonemployee director was granted (in shares)	4,552	4,097	4,713
Restricted Stock Awards [Member]
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	96,710
Granted (in shares)	0
Forfeited (in shares)	(111)
Vested (in shares)	(48,553)
Outstanding shares at end of period (in shares)	48,046
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 37.53
Granted (in dollars per share)	$ 0.00
Forfeited (in dollars per share)	$ 36.43
Vested (in dollars per share)	$ 38.92
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 36.13